                             MIMLIC CASH FUND, INC.
                         ANNUAL REPORT TO SHAREHOLDERS
                               SEPTEMBER 30, 1998

                             INDEPENDENT AUDITORS' REPORT


The Board of Directors and Shareholders
MIMLIC Cash Fund, Inc.:

     We have audited the accompanying statement of assets and liabilities, including the schedule of investments in securities, of the MIMLIC Cash Fund, Inc. (the Fund) as of September 30, 1998 and the related statement of operations for the year then ended, the statement of changes in net assets for the two years then ended and the financial highlights for the four years then ended, the period from November 1, 1993 to September 30, 1994 and for the year ended October 31, 1993. These financial statements and the financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and the financial highlights based on our audits.

     We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and the financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Investment securities held in custody are confirmed to us by the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

     In our opinion, the financial statements and the financial highlights referred to above present fairly, in all material respects, the financial position of the Fund as of September 30, 1998 and the results of its operations, changes in its net assets and financial highlights, for the periods stated in the first paragraph above, in conformity with generally accepted accounting principles.


                              KPMG Peat Marwick LLP


Minneapolis, Minnesota
November 6, 1998

                             MIMLIC CASH FUND, INC.
                       STATEMENT OF ASSETS AND LIABILITIES
                               SEPTEMBER 30, 1998



                                               ASSETS
Investments in securities, at value - see accompanying
     schedule for detailed listing (identified cost: $9,193,048) ..   $9,193,048
Cash in bank on demand deposit ....................................       11,749
Accrued interest receivable .......................................        1,853
                                                                      ----------

         Total assets .............................................    9,206,650
                                                                      ----------



                                             LIABILITIES

Payable to Adviser for custodian fees .............................          630
Payable for Fund shares redeemed ..................................       46,094
                                                                      ----------

         Total liabilities ........................................       46,724
                                                                      ----------

Net assets applicable to outstanding capital stock ................   $9,159,926
                                                                      ----------
                                                                      ----------


REPRESENTED BY:

     Capital stock - authorized 1 billion shares of $.01
         par value; outstanding, 9,159,926 shares .................   $   91,599
     Additional paid-in capital ...................................    9,068,327
                                                                      ----------

         Total - representing net assets applicable to
             outstanding capital stock ............................   $9,159,926
                                                                      ----------
                                                                      ----------


Net asset value per share of outstanding capital stock ............   $     1.00
                                                                      ----------
                                                                      ----------

             See accompanying note to financial statements.

                             MIMLIC CASH FUND, INC.
                             STATEMENT OF OPERATIONS
                          YEAR ENDED SEPTEMBER 30, 1998




INVESTMENT INCOME:
     Interest ..................................................      $ 845,812
                                                                      ---------


EXPENSES (NOTE 3):

     Custodian fees ............................................         10,393

     Less fees and expenses paid indirectly through
         expense offset arrangements ...........................         (2,728)
                                                                      ---------

         Total net expenses ....................................          7,665
                                                                      ---------

         Investment income - net ...............................        838,147
                                                                      ---------

Net increase in net assets resulting from operations ...........      $ 838,147
                                                                      ---------
                                                                      ---------


             See accompanying note to financial statements.

                             MIMLIC CASH FUND, INC.
                       STATEMENTS OF CHANGES IN NET ASSETS
                     YEARS ENDED SEPTEMBER 30, 1998 AND 1997






                                                                         1998             1997
                                                                    -------------    -------------
OPERATIONS:
     Investment income - net ....................................   $     838,147    $     726,026
                                                                    -------------    -------------

             Increase in net assets resulting from operations ...         838,147          726,026
                                                                    -------------    -------------


Distributions to shareholders from net investment income ........        (838,147)        (726,026)
                                                                    -------------    -------------


CAPITAL SHARE TRANSACTIONS, AT CONSTANT NET ASSET VALUE OF $1.00:
     Proceeds from sales ........................................     157,017,696      106,670,943
     Shares issued in reinvestment of net investment
         income distributions ...................................         838,000          605,450
     Payments for redemption of shares ..........................    (162,964,041)    (102,548,778)
                                                                    -------------    -------------

             Increase (decrease) in net assets from
                 capital share transactions .....................      (5,108,345)       4,727,615
                                                                    -------------    -------------

             Total increase (decrease) in net assets ............      (5,108,345)       4,727,615

Net assets at beginning of year .................................      14,268,271        9,540,656
                                                                    -------------    -------------

Net assets at end of year .......................................   $   9,159,926    $  14,268,271
                                                                    -------------    -------------
                                                                    -------------    -------------



             See accompanying note to financial statements.

                               MIMLIC CASH FUND, INC.
                           NOTES TO FINANCIAL STATEMENTS
                                 SEPTEMBER 30, 1998



(1)  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

     MIMLIC Cash Fund, Inc. (the Fund) is registered under the Investment Company Act of 1940 (as amended) as a diversified, open-end management investment company. Shares of the Fund are presently sold only to the advisory clients of Advantus Capital Management, Inc. (Advantus Capital or the Adviser) and other affiliated investment advisers.

     The Fund's investment objective is to seek a high level of current income consistent with preservation of capital and maintenance of liquidity.

     The significant accounting policies followed by the Fund are summarized as follows:

     USE OF ESTIMATES

     The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts in the financial statements. Actual results could differ from those estimates.

     INVESTMENTS IN SECURITIES

     All securities are valued at the close of each business day. Pursuant to Rule 2a-7 of the Investment Company Act of 1940 (as amended), all securities are valued at amortized cost, which approximates market value, in order to maintain a constant net asset value of $1.00.

     Security transactions are accounted for on the date the securities are purchased or sold. Interest income, including amortization of premium and discount computed on a level-yield basis, is accrued daily.

     FEDERAL TAXES

     The Fund intends to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to shareholders. Therefore, no income tax provision is required. The Fund's policy is to make required minimum distributions prior to December 31 in order to avoid federal excise tax.

     Net investment income and net realized gains (losses) may differ for financial statement and tax purposes due to temporary book-to-tax differences. The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains (losses) were recorded by the Fund.

                                         2
                               MIMLIC CASH FUND, INC.
                     NOTES TO FINANCIAL STATEMENTS - CONTINUED

(1)  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - (CONTINUED)

     DISTRIBUTIONS TO SHAREHOLDERS

     Distributions to shareholders from net investment income are declared daily and paid monthly. Such distributions are payable in cash or reinvested in additional shares of the Fund's capital stock.

(2)  INVESTMENT SECURITY TRANSACTIONS

     For the period ended September 30, 1998, purchases of securities and proceeds from sales aggregated $137,657,072 and $149,928,487, respectively.

(3)  EXPENSES AND RELATED PARTY TRANSACTIONS

     The Fund has an investment advisory agreement with Advantus Capital. Under the agreement, Advantus Capital manages the Fund's assets and provides research, statistical and advisory services and pays related office rental and executive expenses and salaries. Because shares of the Fund are purchased only with funds managed by Advantus Capital and other affiliated investment advisers for advisory clients; the Fund does not pay an advisory fee to Advantus Capital.

     Advantus Capital pays all expenses of the Fund except custodian fees. Advantus Capital directly incurs and pays the Fund's custodian fees and the Fund in turn reimburses Advantus Capital.

     The Fund has a compensating balance arrangement with its custodian where custodian fees are reduced by interest credits earned on cash balances maintained with the custodian. The total amount of interest credits earned for the year ended September 30, 1998 was $2,728.

     Minnesota Life Insurance Company (Minnesota Life), (formerly known as The Minnesota Mutual Life Insurance Company), the parent of Advantus Capital, acts as the Fund's transfer agent, dividend disbursing agent and redemption agent. Minnesota Life receives no fees from the Fund for these services. Effective October 26, 1998, the Fund's transfer agent is First Data Investor Services Group, Inc.

     Minnesota Life and subsidiaries, as a whole, owned 3,906,058 shares or 42.6% of the Fund's outstanding shares as of September 30, 1998.

                                        3
                             MIMLIC CASH FUND, INC.
                    NOTES TO FINANCIAL STATEMENTS - CONTINUED



(4) Per share data for a share of capital stock outstanding during the period and selected information for each period is as follows:


                                                                                                            FOR THE
                                                                                                          PERIOD FROM
                                                                                                           NOVEMBER 1,
                                                                        YEAR ENDED SEPTEMBER 30,             1993 TO     YEAR ENDED
                                                          ----------------------------------------------  SEPTEMBER 30,  OCTOBER 31,
                                                             1998         1997        1996      1995 (a)     1994 (b)         1993
                                                             ----         ----        ----      ----         ----             ----
Net asset value, beginning of period...................    $1.0000      $1.0000     $1.0000     $1.0000      $1.0000        $1.0000
                                                           -------      -------     -------     -------      -------        -------


Income from investment operations:
   Net investment income...............................     0.0575       0.0556      0.0547      0.0571       0.0342         0.0320
                                                            ------       ------      ------      ------       ------         ------


        Total from investment operations...............     0.0575       0.0556      0.0547      0.0571       0.0342         0.0320
                                                            ------       ------      ------      ------       ------         ------


Less distributions:
   Dividends from net investment income................    (0.0575)     (0.0556)    (0.0547)    (0.0571)     (0.0342)       (0.0320)
                                                           -------      -------     -------     -------      -------        -------


        Total distributions............................    (0.0575)     (0.0556)    (0.0547)    (0.0571)     (0.0342)       (0.0320)
                                                           -------      -------     -------     -------      -------        -------


Net asset value, end of period.........................    $1.0000      $1.0000     $1.0000     $1.0000      $1.0000        $1.0000
                                                           -------      -------     -------     -------      -------        -------
                                                           -------      -------     -------     -------      -------        -------


Total return (c).......................................       5.90%        5.70%       5.60%       5.87%        3.49%          3.25%

Net assets, end of period (in thousands)...............     $9,160      $14,194      $9,541     $10,922      $12,316        $16,927

Ratio of expenses to average daily
   net assets..........................................       0.05%        0.07%       0.09%       0.10%        0.08%          0.07%

Ratio of net investment income to
   average daily net assets............................       5.55%        5.51%       5.52%       5.71%        3.68%          3.20%

---------------------------------------------------------------------

(a) Effective March 1, 1995, the Fund entered into a new investment advisory agreement with Advantus Capital Management, Inc. Prior to March 1, 1995, the Fund had an investment advisory agreement with MIMLIC Asset Management Company.
(b) During 1994, the Fund changed its fiscal year end from October 31 to September 30.
(c) Total return figures are based on a share outstanding throughout the period and assumes reinvestment of distributions at net asset value. For periods less than one year, total return presented has not been annualized.
(d)     Adjusted to an annual basis.
(e) Effective fiscal year 1995, the ratio of expenses to average daily net assets is based on total expenses of the Fund before reduction of interest credits earned on cash balances.

                             MIMLIC CASH FUND, INC.
                            INVESTMENTS IN SECURITIES
                               SEPTEMBER 30, 1998


      (Percentages of each investment category relate to total net assets.)

                                                                                                                      MARKET
                        PRINCIPAL                                                                                    VALUE (a)
                    -------------------                                                                             -----------
COMMERCIAL PAPER (97.2%)
      BASIC MATERIALS (9.1%)
            Agriculture Product (9.1%)
            $845,000 Archer Daniels ...............................................   5.481%         01/13/99          832,007
                                                                                                                    -----------

      CAPITAL GOODS (4.3%)
            Electrical Equipment (4.3%)
                               390,000 Emerson Electric Company ...................   5.583%         10/08/98          389,583
                                                                                                                    -----------

      CONSUMER CYCLICAL (13.0%)
            Publishing (13.0%)
                               535,000 McGraw-Hill, Inc............................   5.638%         11/13/98          531,470
                               670,000 Tribune Company ............................   5.475%         12/08/98          663,235
                                                                                                                    -----------
                                                                                                                     1,194,705
                                                                                                                    -----------
      CONSUMER STAPLES (16.3%)
            Beverage (7.9%)
                               450,000 Coca-Cola Company ..........................   5.611%         10/30/98          448,003
                               275,000 Coca-Cola Company ..........................   5.593%         11/24/98          272,743
                                                                                                                    -----------
                                                                                                                       720,746
                                                                                                                    -----------

            Entertainment (8.4%)
                               305,000 Walt Disney ................................   5.635%         10/20/98          304,108
                               465,000 Walt Disney ................................   5.662%         11/06/98          462,418
                                                                                                                    -----------
                                                                                                                       766,526
                                                                                                                    -----------
      FINANCIAL (36.6%)
            Auto Finance (5.0%)
                               464,000 Ford Motor Credit ..........................   5.661%         02/12/99          454,553
                                                                                                                    -----------

            Banks (7.6%)
                               709,000 Norwest Financial ..........................   5.545%         01/22/99          697,033
                                                                                                                    -----------

            Consumer Finance (14.9%)
                               270,000 GE Capital Corporation .....................   5.746%         10/26/98          268,942
                               220,000 Associates Corporation of North America ....   5.653%         11/19/98          218,342
                               880,000 Ciesco LP ..................................   5.630%         11/18/98          873,532
                                                                                                                    -----------
                                                                                                                     1,360,816
                                                                                                                    -----------

            Finance-Diversified (9.1%)
                               849,000 American General Corporation ...............   5.605%         12/24/98          838,188
                                                                                                                    -----------

      TECHNOLOGY (11.2%)
            Technology (11.2%)
                               200,000 Motorola, Inc...............................   5.638%         10/22/98          199,353
                               833,000 Motorola, Inc...............................   5.643%         11/20/98          826,610
                                                                                                                    -----------
                                                                                                                     1,025,963
                                                                                                                    -----------
      UTILITES (6.8%)
            Natural Gas (6.8%)
                               160,000 Con Natural Gas ............................   5.608%         10/13/98          159,706
                               470,000 Nicor Incorporated .........................   5.587%         11/02/98          467,709
                                                                                                                    -----------
                                                                                                                       627,415
                                                                                                                    -----------
                                                                                                                    -----------
                                       Total commercial paper (cost: $8,907,535) ..                                  8,907,535
                                                                                                                    -----------
                                                                                                                    -----------


              See accompanying notes to investments in securities.



MIMLIC CASH FUND, INC.
INVESTMENTS IN SECURITIES - CONTINUED


                                                                                                                      MARKET
                        PRINCIPAL                                                                                    VALUE (a)
                    -------------------                                                                             -----------
SHORT-TERM SECURITIES (3.1%)
            $    285,513 Federated Prime Obligation Fund, current rate - 5.470%................................        285,513
                                                                                                                    -----------
                         Total short-term securities (cost: $285,513)..........................................        285,513
                                                                                                                    -----------
                         Total investments in securities (cost: $9,193,048) (b)................................   $  9,193,048
                                                                                                                  ------------
                                                                                                                  ------------


NOTES TO INVESTMENTS IN SECURITIES
(a) Securities are valued by procedures described in note 1 to the financial statements.
(b) Also represents the cost of securities for federal income tax purposes at September 30, 1998.